Note Payable to Officer	3 Months Ended
Mar. 31, 2014
Note Payable to Officer [Abstract]
Note Payable to Officer

8. Note Payable to Officer

As of March 31, 2014, the Company’s note payable is payable to Jason Hoisager, the founder of Arabella LLC, with an outstanding balance of $3,007,170. The founder is currently the Chief Executive Officer and President of the Company and is a director and majority shareholder of the Company. The note payable is non-interest bearing and matures in December of 2023